Equity - Share based compensation recognized in Consolidated Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share based compensation recognized in the statement of operations
Share based compensation	$ 2,943,458	$ 3,949,204
Exploration
Share based compensation recognized in the statement of operations
Share based compensation	1,346,515	2,167,722
Professional Fees
Share based compensation recognized in the statement of operations
Share based compensation		8,080
Corporate salaries and benefits
Share based compensation recognized in the statement of operations
Share based compensation	1,066,398	1,006,389
Director's fees
Share based compensation recognized in the statement of operations
Share based compensation	$ 530,545	$ 767,013